Accounts receivable, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,298,998	¥ 23,714,517	¥ 26,963,149
Less: allowance of credit losses			(3,951,391)
Accounts receivable, net	$ 3,298,998	¥ 23,714,517	¥ 23,011,758